NOTE 5 - PROPERTY AND EQUIPMENT - Property and Equipment (Details) (USD $)	9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Property and Equipment Gross	$ 52,398	$ 52,398
Less: Accumulated Depreciation	(48,125)	(40,574)
Property and Equipment Net	4,273	11,824
Computer and Office Equipment
Property and Equipment Gross	33,868	33,868
Estimated Useful Life	5 years
Furniture and Fixtures
Property and Equipment Gross	$ 18,530	$ 18,530
Estimated Useful Life	7 years